Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2014
Accounting Policies [Abstract]
Summary of Significant Accounting Policies
(1)	Summary of Significant Accounting Policies

(a)	General information

Avolon Holdings Limited (“Avolon Holdings” or the “Company”), is a publicly traded company whose shares trade on the NYSE market under the trading symbol “AVOL”. The Company was incorporated in the Cayman Islands on June 5, 2014 for the purpose of an initial public offering (“IPO”) of the Company’s common shares. The Company historically conducted its business through Avolon Investment S.à r.l. (“Avolon S.à r.l.”). The Company is a global aircraft leasing company focused on acquiring, managing and selling commercial aircraft. These consolidated financial statements comprise the Company and its subsidiaries and the Company’s investment in unconsolidated equity investees. The Company is primarily involved in acquiring, leasing and selling commercial jet aircraft to various airlines and lessees and acting as servicer for third party aircraft owners.

(b)	Corporate reorganization and Initial Public Offering

On December 11, 2014, the Company engaged in a corporate reorganization whereby it acquired all of the outstanding shares of Avolon S.à r.l. by way of a share-for-share exchange (the “Combination”) whereby the Class A, Class B and Class C shares of Avolon S.à r.l. were exchanged by the existing shareholders for the ordinary shares of Avolon Holdings for an aggregate amount of 81,681,131 of common shares in Avolon Holdings. As the reorganization was deemed to be a transaction under common control, the Company accounted for the reorganization in a manner similar to a pooling of interest, meaning:

(i)	the assets and liabilities of Avolon S.à r.l. were carried over at their respective carrying values;

(ii)	the common stock was recorded at the nominal value of the shares issued by the Company;

(iii)	additional paid-in capital represents the difference between the nominal value of the shares issued by the Company and the temporary equity and shareholders’ equity of Avolon S.à r.l.; and

(iv)	the accumulated surplus/deficit will represent the aggregate of the accumulated surplus/deficit of Avolon S.à r.l. and the Company.

On December 12, 2014 the Company completed an initial public offering (IPO) of its common shares, which resulted in the sale of 13,636,363 common shares held by certain of its shareholders at a price of US$20 per common share. The Company received no proceeds from the sale of the common shares by the shareholders. Once the reorganization became effective, all stock options granted under the Management Incentive Plan were exchanged for options exercisable for the common stock of the Company.

(c)	Basis of preparation

The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”).

The Company consolidates all companies in which the Company has direct or indirect legal or effective control and all variable interest entities (“VIE”) for which the Company is deemed the primary beneficiary and has control under Accounting Standards Codification (“ASC”) 810. All intercompany balances and transactions with consolidated subsidiaries have been eliminated. The results of consolidated entities are included from the effective date of control or, in the case of variable interest entities, from the date that the Company is or becomes the primary beneficiary. The results of subsidiaries sold or otherwise deconsolidated are excluded from the date that the Company ceases to control the subsidiary or, in the case of variable interest entities, when the Company ceases to be the primary beneficiary.

(d)	Accounting standards issued but not yet adopted

In May 2014, the FASB issued ASU 2014-09, Revenue from Contracts with Customers (Topic 606). The new standard is effective for reporting periods beginning after December 15, 2016 and early adoption is not permitted. The comprehensive new standard will supersede existing revenue recognition guidance and require revenue to be recognized when promised goods or services are transferred to customers in amounts that reflect the consideration to which the Company expects to be entitled in exchange for those goods or services. Adoption of the new rules could affect the timing of revenue recognition for certain transactions. The guidance permits two implementation approaches, one requiring retrospective application of the new standard with restatement of prior years and one requiring prospective application of the new standard with disclosure of results under old standards. The new standard will be effective January 1, 2017 and the Company is currently evaluating the effects of adoption on the Company’s consolidated financial statements.

(e)	Variable interest entities

The Company consolidates VIEs for which it has determined that it is the primary beneficiary. The Company uses judgment when deciding (a) whether an entity is subject to consolidation as a VIE, (b) who the variable interest holders are, (c) the potential expected losses and residual returns of the variable interest holders, and (d) which variable interest holder is the primary beneficiary.

When determining which enterprise is the primary beneficiary, the Company considers (1) the entity’s purpose and design, (2) which variable interest holder has the power to direct the activities that most significantly impact the entity’s economic performance, and (3) the obligation to absorb losses of the entity or the right to receive benefits from the entity that could potentially be significant to the VIE.

(f)	Functional and presentation currency

The consolidated financial statements are presented in United States Dollars (“US$”), which is the Company’s functional currency and that of each of its subsidiaries. All financial information presented in US$ has been rounded to the nearest thousand, except when otherwise indicated. Zero balances are represented with a “-”. Management believe that US$ most faithfully represents the economic effects of the underlying transactions, events and conditions.

Transactions in foreign currencies are translated to US$ at exchange rates at the dates of the transactions. Assets and liabilities denominated in foreign currencies are translated into US$ at the rates of exchange prevailing at the balance sheet date with differences arising recognized as profit or loss in the consolidated income statement.

(g)	Flight equipment

Flight equipment is stated at cost less accumulated depreciation. Costs incurred in the acquisition of flight equipment are included in the cost of the flight equipment. The Company generally depreciates flight equipment on a straight-line basis over a 25 year life from the date of manufacture to a salvage value initially estimated at 15% of original equipment cost. Initial direct costs incurred as part of the acquisition of flight equipment such as costs associated with identifying, negotiating and delivering aircraft to the Company’s lessees, which are specific to each aircraft, are capitalized at cost. In general, the initial direct costs incurred are external legal fees relating to aircraft deliveries. Salvage values are determined based on estimated values at the end of the useful lives of the flight equipment assets, which are supported by historical data and experience within the industry. Changes in the assumption of useful lives or salvage values for flight equipment could have a significant impact on the Company’s results of operations and financial condition. At the time flight equipment are retired or sold, the cost, accumulated depreciation and other related balances are removed from the related accounts and the difference, net of proceeds, is recorded as a gain or loss in the consolidated income statement. We apply ASC 360 which addresses financial accounting and reporting for the impairment of long lived assets and requires that all long lived assets be evaluated for impairment where circumstances indicate that the carrying amount of such assets may not be recoverable.

Management evaluates recoverability whenever events or circumstances indicate that the carrying amount may not be recoverable. Indicators may include, but are not limited to, a significant lease restructuring or early lease termination, decrease in appraiser values, significant air traffic decline, the introduction of newer technology flight equipment or engines, a flight equipment type is no longer in production or a significant airworthiness directive is issued. The Company groups its assets at the lowest level for which identifiable cash flows are largely independent of the cash flows of other groups of assets and liabilities. In relation to flight equipment, the impairment assessment is performed on each individual flight equipment.

Recoverability of a flight equipment’s carrying amount is measured by comparing the carrying amount of the flight equipment to future undiscounted cash flows expected to be generated by the flight equipment. The undiscounted cash flows consist of cash flows from currently contracted leases, future projected lease rates and estimated residual or scrap values for each flight equipment. The Company develops assumptions used in the recoverability analysis based on knowledge of active experience in the flight equipment leasing market and aviation industry, as well as information received from third-party industry sources. The factors considered in estimating the undiscounted cash flows are affected by changes in future periods due to changes in contracted lease rates, economic conditions, technology and demand for a particular flight equipment type. In the event that carrying value of the flight equipment exceeds the undiscounted cash flows, an impairment charge is recognized by the amount by which the carrying value exceeds its estimated fair value. This becomes its new cost basis and is depreciated over its remaining useful life.

Where aircraft are purchased from other lessors, the Company separately recognizes on the consolidated balances sheet liabilities assumed for any advanced lease rentals, security deposits and maintenance reserves.

(h)	Rental of flight equipment

The Company leases flight equipment principally under operating leases and reports rental income ratably over the life of each lease. At lease inception the Company reviews all necessary criteria under ASC 840-10-25 to determine proper lease classification including the criteria set forth in ASC 840-10-25-14. The Company’s lease contracts normally include default covenants, and the effect of a default by a lessee is generally to oblige the lessee to pay damages to the lessor to put the lessor in the position one would have been had the lessee performed under the lease in full. There are no additional payments required which would increase the minimum lease payments under ASC 840-10-25-1.

Lease agreements for which base rent is based on floating interest rates are included in minimum lease payments based on the floating interest rate existing at the inception of the lease; any increases or decreases in lease payments that result from subsequent changes in the floating interest rate are contingent rentals and are recorded as increases or decreases in lease revenue in the period of the interest rate change.

Rentals received, but unearned, under the lease agreements are recorded in deferred revenue on the consolidated balance sheets until earned. In addition, if collection is not reasonably assured, the Company does not recognise rental income for amounts due under the Company’s lease contracts and recognises revenue for such lessees on a cash basis. In all contracts, the lessee is required to re-deliver the flight equipment in a particular maintenance condition, with reference to major life-limited components of the flight equipment.

To the extent that such components are redelivered in a condition different to that outlined in the contract, there is normally an end-of-lease compensation adjustment for the difference at re-delivery. Amounts received as part of these re-delivery adjustments are recorded as lease rental income at lease termination.

(i)	Interest income and interest expense

Interest income comprises interest earned on funds invested.

Interest expense comprises interest expense on borrowings as well as changes in the fair values of derivative instruments, and amortization of debt issuance costs. It is the Company’s policy to capitalise specific flight equipment acquisition related interest costs and to depreciate these costs in line with the respective flight equipment over its useful life.

(j)	Cash and cash equivalents

The Company considers cash and cash equivalents to be cash on hand and highly liquid investments with maturity dates of 90 days or less.

(k)	Restricted cash

Restricted cash comprises cash held by the Company but which is ring-fenced or used as security for specific financing arrangements, and to which the Company does not have unfettered access. All restricted cash is held in cash deposit accounts with major financial institutions in segregated accounts or constitutes short-term overnight AAA- rated money market products predominately issued by the U.S. government.

(l)	Accounts receivable

Accounts receivable represent unpaid lease obligations of lessees under lease contracts, and other receivables. The Company’s trade receivables are secured by security deposits or letters of credit which the Company holds on behalf of customers. The Company maintains an allowance for doubtful accounts for estimated losses inherent in its accounts receivable portfolio. In establishing the required allowance, Management considers current market conditions and its customers’ financial condition, the amount of receivables in dispute, and the current receivables aging and current payment patterns. The Company reviews its allowance for doubtful accounts quarterly. Past due balances are reviewed individually for collectability. Account balances are charged off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote.

(m)	Derivative financial instruments

The Company enters into derivative contracts to manage its exposure to interest rate risk. Interest rate swaps and caps are used to minimise exposures to interest rate movement on underlying debt obligations of the Company.

Derivative instruments are recognized as assets or liabilities on the consolidated balance sheet at fair value with gains and losses from changes in fair values being recorded as a component of Interest expense in the consolidated income statements. As of December 31, 2013 and 2014, and for the years ended December 31, 2012, 2013 and 2014, the Company did not apply hedge accounting to any of its derivative instruments.

(n)	Capitalized interest

The Company may borrow funds to finance deposits on new flight equipment purchases. The Company capitalises interest expense on such borrowings at the actual borrowing rate. The capitalized amount allocated to the equity portion of the deposits on flight equipment is calculated based on the weighted average of the rates applicable to all borrowings of the Company and is recorded as an increase to the cost of the flight equipment or on deposits on flight equipment.

(o)	Income taxes

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carry forwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

The Company recognises the effect of income tax positions only if those positions are more likely than not of being sustained. Recognized income tax positions are measured at the largest amount that is greater than 50 percent likely of being realised. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs.

The Company records net deferred tax assets to the extent the Company believes these assets will more likely than not be realized. In making such determination, the Company considers all available positive and negative evidence, including scheduled reversals of taxable temporary differences, projected future taxable income, tax-planning strategies and recent financial operations. The assumptions made in forecasting future income require significant judgment, and if forecasts change or the level of future income differs from the forecasts, this may significantly impact the income tax expense in future periods.

(p)	Deferred issuance costs

The Company incurs debt issue costs in connection with debt financings. Those costs are deferred and amortized over the life of the specific financing using the effective interest method and charged to interest expense. If the Company issues debt at a discount or premium, the Company amortizes the amount of discount or premium over the life of the debt using the effective interest method, the discount or premium and is offset against the carrying value of the debt. The Company also incurs costs in connection with equity raisings. Such costs are deferred until the equity raising is completed and either netted against the equity raising or expensed if the equity raising is abandoned.

(q)	Flight equipment maintenance

In all of the Company’s flight equipment leases, the lessees are responsible for maintenance and repairs of the Company’s flight equipment and related expenses during the term of the lease. In many operating lease and capital lease contracts, the lessee has the obligation to make a periodic payment of supplemental maintenance rent which is calculated with reference to the utilization of airframes, engines and other major life-limited components during the lease. The Company records as revenue all maintenance rent receipts not expected to be repaid to lessees. The Company estimates the total amount of maintenance reimbursements for the entire lease and only records revenue after the Company has received enough maintenance rent under a particular lease to cover the estimated total amount of revenue reimbursements. In these leases, upon lessee presentation of invoices evidencing the completion of qualifying maintenance on the flight equipment, the Company makes a payment to the lessee to compensate for the cost of the maintenance, up to the maximum of the supplemental maintenance rental payments made with respect to the lease contract.

In most lease contracts not requiring the payment of supplemental rents, the lessee is required to re-deliver the flight equipment in a similar maintenance condition (normal wear and tear expected) as when accepted under the lease, with reference to major life-limited components of the flight equipment. To the extent that such components are redelivered in a different condition than at acceptance, there is an end-of-lease compensation adjustment for the difference at redelivery. The Company recognizes receipts of end-of-lease compensation adjustments as lease revenue when received and payments of end-of-lease adjustments as leasing expenses when the Company is obligated to make an end-of-lease payment and can reasonably estimate the amount of such payment.

In addition, the Company may be obligated to make additional payments to the lessee for maintenance related expenses (lessor maintenance contributions or top-ups) primarily related to usage of major life-limited components occurring prior to entering into the lease.

The Company capitalises lessor contributions as lease incentives, amounts paid by it to lessees or other parties in connection with the lease transactions. These amounts include the actual maintenance reimbursement the Company pays in excess of overhaul rentals. The Company amortizes the lease incentives as a reduction of lease revenue.

For all lease contracts, any amounts of accrued maintenance liability existing at the end of a lease are released and recognized as lease revenue at lease termination. When flight equipment is sold, the portion of the accrued maintenance liability which is not specifically assigned to the buyer is released from the balance sheet and recognized as part of the net gain on disposal of flight equipment.

(r)	Assets held for sale

Flight equipment are classified as held for sale when the Company commits to and commences a plan of sale that is reasonably expected to be completed within one year. Flight equipment held for sale are stated at the lesser of carrying value or fair value less estimated cost to sell.

Flight equipment held for sale are not depreciated. Subsequent changes to the asset’s fair value, either increases or decreases, are recorded as adjustments to the carrying value of the flight equipment. However, any such adjustment will not exceed the original carrying value of the flight equipment held for sale.

(s)	Net gain on disposal of flight equipment

Flight equipment sales are recognized when the purchase price is received, at which point legal title is transferred and substantially all of the risks and rewards of ownership have passed to the new owner. Retained lessee obligations, if any, are excluded from the calculation of net gain on disposal of flight equipment at the time of the sale. Retained lease obligations could include maintenance claims received from the lessee which are not processed at the time of disposal. The Company does not retain any lessee obligations following the disposal of flight equipment. Net gain on disposal of flight equipment is calculated as sale proceeds and the release of security deposit liability and accrued maintenance liability, less the sum of (i) depreciated net book value of the aircraft at the time of disposal, (ii) any liabilities assumed on the cost of disposal and (iii) cash deposits held by the Company in respect of any accrued maintenance liability and security deposits transferred on disposal. The portion of the accrued maintenance liability which is not specifically assigned to the buyer is released from the balance sheet and recognized as part of the net gain on disposal of flight equipment.

(t)	Share-based compensation

The Company recognizes compensation expense for all share-based compensation awards using the fair value method. For time-based share awards, the Company recognizes compensation cost ratably using the straight-line attribution method over the expected vesting period or to the retirement eligibility date, if less than the vesting period, when vesting is not contingent upon any future performance. For performance-based share awards, the Company generally recognizes compensation cost ratably using the straight-line attribution method over the expected vesting period based on the probability of the performance condition being achieved. If all or a portion of the performance condition is not expected to be met, the appropriate amount of previously recognized compensation expense will be reversed and future compensation expense adjusted accordingly. For market-based share awards, the Company recognizes compensation cost ratably using the straight-line attribution method over the expected vesting period. If the target market conditions are not expected to be met, compensation expense will still be recognized. In addition, the Company estimates the amount of expected forfeitures based on historical forfeiture experience when calculating compensation cost. If the actual forfeitures that occur are significantly different from the estimate, then estimates are revised accordingly.

(u)	Earnings per share

Earnings per share is presented in accordance with ASC 260 which requires the presentation of “basic” earnings per share and “diluted” earnings per share. Basic earnings per share is computed by dividing income available to ordinary shareholders by the weighted-average number of ordinary shares outstanding during the period. For the purpose of calculating diluted earnings per share, the denominator includes both the weighted average number of ordinary shares outstanding during the period and the weighted average of potentially dilutive ordinary shares, such as restricted share units, restricted shares and share options. Diluted earnings per share reflect the potential dilution that would occur if securities or other contracts to issue common stock were exercised or converted into common stock using the treasury stock method.

(v)	Use of estimates

The preparation of the consolidated financial statements in conformity with US GAAP requires management to make judgments, estimates and assumptions that affect the application of policies and reported amounts of assets and liabilities, revenue and expenses. The estimates and associated assumptions are based on historical experience and various other factors that are believed to be reasonable under the circumstances, the results of which form the basis of making the judgments about carrying values of assets and liabilities that are not readily apparent from other sources. While the Company believes that the estimates and related assumptions used in the preparation of the consolidated financial statements are appropriate, actual results could differ from those estimates.

The most significant estimates are those in relation to the residual value of flight equipment, the impairment of flight equipment, the proportion of supplemental maintenance rent that will not be reimbursed and the valuation allowance recognized against deferred tax assets.

(w)	Investments in unconsolidated equity investees

Investments in which the Company is deemed to exert significant influence, but not control, are accounted for using the equity method of accounting. Under the equity method of accounting, the Company’s share of earnings or (losses) from equity method investments is included in the consolidated income statement. The carrying amounts of equity method investments are reflected in “Investment in unconsolidated equity investees” in the consolidated balance sheet.

(x)	Employee benefits

Obligations for contributions to defined contribution pension plans are recognized as an expense in general and administrative expenses when they are due.

(y)	Fair value measurements

Fair value is defined as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible. The Company determines fair value based on assumptions that market participants would use in pricing an asset or liability in the principal or most advantageous market. When considering market participant assumptions in fair value measurements, the following fair value hierarchy distinguishes between observable and unobservable inputs, which are categorized in one of the following levels:

•	Level 1 Inputs: Unadjusted quoted prices in active markets for identical assets or liabilities accessible to the reporting entity at the measurement date.

•	Level 2 Inputs: Other than quoted prices included in Level 1 inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability.

•	Level 3 Inputs: Unobservable inputs for the asset or liability used to measure fair value to the extent that observable inputs are not available, thereby allowing for situations in which there is little, if any, market activity for the asset or liability at measurement date.

In some cases, the inputs used to measure fair value can fall into different levels of the fair value hierarchy. In such cases, the determination of which category within the fair value hierarchy is appropriate for any given financial instrument is based on the lowest level of input that is significant to the fair value measurement. Transfers between levels of the fair value hierarchy are recognized at the beginning of the reporting period.

Cash and cash equivalents

The carrying amount approximates to fair value due to the short-term nature of these instruments.

Derivatives

Interest rate swaps and caps held by the Company are measured at fair value. Fair value is determined by using contractual cash flows and observable inputs comprising (as applicable) yield curves, foreign currency rates and credit spreads. Fair values reflect the credit risk of the instrument and include adjustments to take account of the credit risk of the Company itself and counterparty as required.